Fee and commission income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit card income	R$ 7,510,685	R$ 6,754,319	R$ 7,397,305
Current accounts	7,980,149	7,927,357	7,702,319
Collections	1,970,919	2,150,007	1,935,353
Guarantees	1,111,476	1,259,236	1,257,771
Asset management	1,340,761	1,348,214	1,582,733
Consortium management	2,202,959	1,921,206	1,921,082
Custody and brokerage services	1,293,899	1,200,729	1,134,630
Underwriting/ Financial Advisory Services	(1,213,016)	(1,150,460)	(1,014,607)
Payments	440,155	462,535	475,393
Other	968,988	762,391	916,483
Total	R$ 26,033,007	R$ 24,936,454	R$ 25,337,676